Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Details of Share-Based Payments
Details of share-based payments as at December 31, 2019, are as follows:

13th grant
Grant date	August 7, 2019
Grantee	CEOs, inside directors, outside directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 27,900
Total compensation costs (in Korean won)	￦ 6,398 million
Estimated exercise date (exercise date)	During 2020
Valuation method	Fair value method

Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price
Changes in the number of stock options and the weighted-average exercise price as at December 31, 2018 and 2019, are as follows:

	2018
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
11th grant	316,949	—	312,181	4,768	—	—
12th grant	—	353,325	—	—	353,325	—

Total	316,949	353,325	312,181	4,768	353,325	—

	2019
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
12th grant	353,325	—	256,543	96,782	—	—
13th grant	—	372,023	—	—	372,023	—

Total	353,325	372,023	256,543	96,782	372,023	—

1	The weighted average price of ordinary shares at the time of exercise in 2019 was ￦ 27,482 (2018: ￦ 27,300).